CERT A145

File # 1-00812

NYSE

15007487

Received SEC

MAY 21 2015

Washington, DC 20549

Silvio Conte (Joe)
Head of Corporate Actions
Global Listings

New York Stock Exchange
20 Broad Street, 16th Floor
New York, NY 10005
T +1 212 656 5024
silvio.conte@nyse.com

May 22, 2015

Chief, Information Technology
Securities and Exchange Commission
Division of Corporate Finance
100 F Street, NE MS 3040
Washington, DC 20549

To whom it may concern:

The New York Stock Exchange certifies its approval for listing and registration 1.250% Notes due 2023 of United Technologies Corporation under the Exchange Act of 1934.

Sincerely,

[signature]